As filed with the Securities and Exchange Commission on June 10, 2004

1933 Act Registration File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 28	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

(Check appropriate box or boxes.)

Potomac Funds
(Exact Name of Registrant as Specified in Charter)

500 Fifth Avenue
Suite 415
New York, New York 10110
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 997-5198

Daniel D. O’Neill
500 Fifth Avenue
Suite 415
New York, New York 10110
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___________________ pursuant to paragraph (a)(1)
[ X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

   Cover Sheet

   Contents of Registration Statement:

   Prospectus for HCM Freedom Fund

   Statement of Additional Information for HCM Freedom Fund

   Part C of Form N-1A

   Signature Page

PROSPECTUS

HCM FREEDOM FUND

500 Fifth Avenue
Suite 415
New York, New York 10110

(800) 851-0511

ADVISOR CLASS

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission
passed upon the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

_______________, 2004

In deciding whether to invest in the Fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

OVERVIEW

This Prospectus describes the HCM Freedom Fund (the “Fund”). The Fund currently offers for sale Advisor Class shares.

Rafferty Asset Management, LLC (“Rafferty”) serves as the Fund’s investment adviser and Horizon Capital Management, Inc. (“HCM” or “subadviser”) serves as the Fund’s subadviser. (Collectively, Rafferty and HCM are referred to herein as “advisers” in certain circumstances.)

The Fund is designed for long-term investors interested in capital appreciation with the assumption of a low-to-moderate level of market risk. HCM makes the investment decisions on behalf of the Fund and Rafferty positions the Fund’s portfolio accordingly. HCM has broad discretion in deciding in what to invest on behalf of the Fund, and may invest in a broad range of equity and fixed income securities, both domestically and internationally. Unlike traditional mutual fund managers, which usually keep their assets exposed to the markets at all times, HCM has broad discretion in deciding when to invest on behalf of the Fund. HCM manages risk by exiting positions when HCM believes that potential portfolio gains are not sufficient to justify the potential risk of loss.

The Fund’s dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

ABOUT THE FUND
Fund Objective

The Fund’s investment objective is long-term capital appreciation with lower volatility than the overall market. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. There is no assurance that the Fund will achieve its objective.

Portfolio Investment Strategy

HCM employs a dynamic asset allocation strategy and has great flexibility in deciding in what to invest and when to invest. HCM believes that limiting losses is as important to building capital as maximizing gains. HCM attempts to identify and profit from market trends, making long investments in areas of the market that have risen somewhat and appear to offer additional upside and short investments in areas of the market which have begun to decline and appear likely to decline further. HCM attempts to identify changing market conditions based on a proprietary technical analysis of trends, relative strength of various sections of the markets as well as seasonal considerations. When HCM has not identified to its satisfaction areas of the market in which it feels comfortable investing, whether long or short, HCM may invest portions or all of the Fund’s assets in cash or cash equivalents for capital preservation.

The subadviser typically chooses investment options from among market categories or investment vehicles which represent pools of securities, including major market indexes, more narrowly defined market sectors, exchange traded funds (“ETFs”), and mutual funds, among other options. The Fund’s portfolio is positioned in response to movements by particular indexes, market segments or even particular securities in an attempt to participate in a developing trend. HCM may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements.

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The Fund’s portfolio may be traded frequently as the subadviser attempts to position the portfolio in line with the subadviser’s expectations for market movements. The Fund’s portfolio turnover may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular market segments or individual issues warrant such action, and may be significant. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Buying and selling securities involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Core Investments

The Fund’s subadviser has broad discretion in deciding in what to invest. Unlike managers who attempt to limit risk by limiting their investment options, HCM will attempt to manage risk by alternating between investments in equity and fixed income securities, on the one hand, and defensive, cash positions on the other. In general, the Fund’s dynamic asset allocation strategy may result in the Fund investing in a broad range of equity securities of domestic and foreign companies with a wide range of market capitalizations, various market sectors and asset classes, as well as fixed income securities of varying types.

The Fund may invest in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depositary Receipts (“ADRs”), ETFs, other investment companies and foreign currencies. ADRs are equity securities traded on U.S. exchanges that evidence ownership of foreign equities. ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. Additionally, the equity securities in which the Fund may invest may be of varying market capitalizations, and may include small- and medium-capitalization companies.

The Fund may invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments. These fixed-income securities may have varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). The terms “investment grade” and “non-investment grade” refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as S&P, Moody’s or Fitch. Securities that are rated lower than investment grade, high yield securities or “junk bonds,” generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments.

The Fund may also make both “long” and “short” investments and may use derivative instruments. Derivative instruments, including swaps, futures and options, enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities. The use of these derivative securities produces economically “leveraged” investment results. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. On a daily basis, the Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

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The Fund’s dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.

Risk Factors

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and other risks are described below.

Risks of the Advisers’ Investment Strategy:

The principal risk of investing in the Fund is that the subadviser’s dynamic asset allocation strategy will not be successful. At any time, the advisers will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the advisers’ model does not correctly adjust to market movements. As a result, there is no assurance that the advisers’ dynamic asset allocation strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objectives of capital appreciation.

Risks of Aggressive Investment Techniques:

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Risk of Investment in Cash:

One of the Fund’s strategies is to invest in cash positions when the market is not producing returns greater the short-term cash investments in which the Fund may invest. This usually occurs when broad markets are declining rapidly. The purpose of this strategy is to protect principal in falling markets. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that the Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

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High Portfolio Turnover:

The Fund’s dynamic asset allocation strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risks of Investing in Equity Securities and Derivatives:

The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Investments in small- and medium-capitalization securities may be speculative and volatile and involve greater risks than are customarily associated with larger capitalization securities. Many smaller companies are more vulnerable than larger companies to adverse business or economic developments as they may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the Fund. In addition, investments in small-capitalization companies may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general.

Credit Risk and Lower-Quality Debt Securities:

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Fund may invest a substantial portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

Interest Rate Risks:

Fixed-income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

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Risks of Investing in Foreign Securities:

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. In addition, the Fund may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Swap Agreement Risks:

The Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, the Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Leverage Risk:

The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

Risk of Shorting Securities:

The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise – a result that is the opposite from traditional equity mutual funds.

Risk of Non-Diversification:

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Performance

No performance information is presented for the Fund because it has recently commenced operations and does not have annual returns for at least one calendar year.

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Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund’s shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2005.

Shareholder Fees* (fees paid directly from your investment):

Advisor Class
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses** (expenses that are deducted from Fund assets):

Management Fees …………………………………...	1.00%
Distribution and Service (12b-1) Fees …………………………………...	1.00%
Other Expenses* …………………………………...	0.45%

Total Annual Operating Expenses* …………………………………...	2.45%

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.
** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund’s Other Expenses through August 31, 2005 to the extent that a Fund’s Total Annual Operating Expenses exceed 2.45%. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

Expense Example

The tables below are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

HCM Freedom Fund:	$248	$764

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About Your Investment
Your Account

You may open an account for the Fund and conduct other Fund transactions through selected brokers or dealers or through your Financial Advisor (collectively, “Financial Advisor”). You will not pay any sales charge but the Fund’s Shares have an ongoing Rule 12b-1 fee of 1.00% of their average daily net assets as discussed below. You may also be subject to other charges assessed by your Financial Advisor.

Rule 12b-1 Fees

The Fund has adopted a distribution plan under Rule 12b-1 for Advisor Class shares and the Fund’s Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class to pay compensation to registered representatives of the Fund’s distributor or to participating dealers for selling shares of the Fund and/or other services provided to Fund shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under an agreement with the Fund, your Financial Advisor may receive these fees from the Fund. For more information on these and other services, you should speak directly to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

How to Invest in Shares of the Fund

You may invest in the Fund through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans or other products available from your Financial Advisor. Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor.

Minimum Investment

The minimum initial and subsequent investments in the Fund are set forth below.

	Minimum Initial Investment	Minimum Subsequent Investment

Regular Accounts	$25,000	$1,000
Retirement Accounts	$25,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact your Financial Advisor for further information.

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To Purchase Shares

  Contact your Financial Advisor, who will help you complete the necessary paperwork, mail your Account Application to the Fund and place your order.

  Cash, credit cards, credit card checks and third-party checks will not be accepted by the Fund.

  All purchases must be made in U.S, dollars through a U.S. bank.

  If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.
  The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program. The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.
How to Sell Shares of the Fund

You may sell or a part of your investment in the Fund at the next determined net asset value after the Fund has received your order from your Financial Advisor.

To Sell Shares in the Fund
  Contact your Financial Advisor, who will place your order to sell shares of the Fund.

  You normally will receive proceeds from any sales of shares within five days from the time the Fund receives your request in good order.

  For investments that have been made by check, payment on sales requests may be delayed until the Fund’s Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

  Your proceeds will be sent to the address or wired to the bank listed on your Account Application.
Share Price of the Fund

The Fund’s share price is known as its net asset value per share (NAV). The Fund’s share price is calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class’ net assets by its shares outstanding. The Fund uses the following methods to price securities held in its portfolio:

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  equity securities (domestic and foreign), OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price, options on futures are valued at their closing price,

  short-term debt securities and money market securities are valued using the “amortized” cost method,

  securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (“NOCP”), and securities for which a price is unavailable are valued at fair value estimates by Rafferty under the supervision of the Board of Trustees.
The Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

Account and Transaction Policies

Order Policies

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund’s transfer agent or an authorized financial intermediary, subject to the Fund’s transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time will be processed on that same day. Orders will not be accepted from 3:55 through 4:15 p.m. Eastern Time. Requests received after 4:15 will receive the next business day’s NAV.

Good form means that your purchase is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase or redemption request may be rejected or canceled and, in the event of a redemption which is cancelled, the Fund shall have the right to a return of proceeds.

There are certain times when you may be unable to sell shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of its assets or sell its holdings. The Fund reserves the right to reject any purchase order or suspend offering of its shares. Generally, the Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Telephone Transactions

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

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Signature Guarantees

In certain instances when you sell shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:
  if your account registration or address has changed in the last 30 days,

  if the proceeds of your sale are mailed to an address other than the one listed with the Fund,

  if the proceeds are payable to a third party,

  if the sale is greater than $100,000,

  if the wire instructions on the account are being changed, or if there are other unusual situations as determined by the Fund’s Transfer Agent.
Low Balance Accounts

If your total account balance falls below $25,000, then we may sell your shares. We will inform you in writing 30 days prior to selling shares. If you do not bring your total account balance up to $25,000 within 30 days, we may sell Advisor Class shares and send you the proceeds.

Additional information

Management of the Fund

Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Fund and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of that Fund’s average daily net assets.

Rafferty has retained HCM serve as subadviser to the Fund. Rafferty (not the Fund) will pay HCM’s subadvisory fees. Together, Rafferty and HCM jointly will manage and be responsible for the Fund’s assets. Under the subadviser arrangement, an investment team from HCM is responsible for the day-to-day decision making on behalf of the Fund and will direct, through Rafferty, the allocation of Fund assets among various investment vehicles selected by HCM. Rafferty will implement HCM’s allocation decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities. Rafferty (not the Fund) pays HCM out of its management fees an annual fee equal to 0.60% of the Fund’s average daily net assets.

HCM, located at 141 Ridgeway Drive, Lafayette, LA 70503, was established in 1989 as a registered investment advisor under the Investment Advisors Act of 1940. HCM has managed private accounts using the risk-adjusted investment strategy similar to the Fund’s.

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Distributions and Taxes

Distributions

The Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund also distributes any realized net capital gains annually. The Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long the Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates. The Fund does not seek to provide long-term capital gains.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*

Dividend distribution	Subject to maximum rate on dividends
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale of Fund shares owned for more
than one year	Long-term capital gains or losses
Sale of Fund shares owned for one
year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS as a result of your actions.

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FINANCIAL HIGHLIGHTS

No financial information is available for the Fund because the Fund has not commenced operations prior to the date of this Prospectus.

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More Information on HCM Freedom Fund

Statement of Additional Information (SAI): The Fund’s SAI contains more information on the Fund and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

Annual and Semi-Annual Reports to Shareholders: Once available, the Fund’s reports will provide additional information on its investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Fund’s performance during that period.

Call or Write to Obtain the SAI or Fund Reports free of charge:

Write to:	HCM Freedom Fund
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Call:	(800) 851-0511

These documents and other information about the Fund can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its’ distributor. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

SEC File Number: 811-8243

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P R O S P E C T U S
_______ __, 2004

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POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

100 South Royal Street
Alexandria, Virginia 22314
500 Fifth Avenue, Suite 415
New York, New York 10110

(800) 851-0511

The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates to the Advisor Class of the HCM Freedom Fund (the “Fund”).
This Statement of Additional Information (“SAI”) dated ____________, 2004 is not a prospectus. It should be read in conjunction with the Trust’s Prospectuses dated ___________, 2004, relating to the Fund. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.

Dated: ____________, 2004

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	32
Dividends and Other Distributions	32
Taxes	32
FINANCIAL STATEMENTS	35

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THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of twenty-seven separate series. This SAI relates only to the HCM Freedom Fund (the “Fund”).
CLASSIFICATION OF THE FUND

The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Fund is considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objectives.

Asset-Backed Securities

The Fund may invest in certain types of asset-backed securities to a limited extent. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

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Bank Obligations

Money Market Instruments. The Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Services, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

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Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that an investor could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equities

Common Stocks. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

To the extent the Fund invests in the equity securities of small- or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Preferred Stock. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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Warrants and Rights. The Fund may purchase warrants and rights, which are instruments that permit an investor to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Fixed-Income Securities

The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Fund may invest in investment grade corporate debt securities, lower-rated corporate securities, often called “junk bonds” and zero-coupon bonds. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s Ratings Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

“Junk Bonds,” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Foreign Securities

The Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States. Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of an investor, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

American Depositary Receipts (“ADRs”)

The Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Fund.

Illiquid Investments and Restricted Securities

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty”), the Fund’s investment adviser has determined under Board-approved guidelines are liquid. The Fund does not currently anticipate investing in such restricted securities.

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The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter (“OTC”) options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. Indexed securities may include future, swaps and other investment companies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

The Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”) and whose shares trade on the American Stock Exchange (“AMEX”). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

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The Fund may invest in DIAMONDSSM. DIAMONDS represent an investment in a unit investment trust (“DIAMONDS Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM (“DJIA”). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust’s shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

The Fund may invest in Nasdaq-100 Index Tracking Stock (“QQQs”). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM (“Nasdaq 100”) and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below. The Fund may invest in other indexed securities not specifically mentioned here.

Investments in Other Investment Companies

The Fund may invest a portion of its assets in shares of other investment companies. The Fund currently intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

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Mortgage-Backed Securities

The Fund may invest to a limited extent in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

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Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that an investor may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

Options, Futures and Other Derivative Strategies

General. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)       Successful use of most Financial Instruments depends upon ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends may still not result in a successful transaction. Incorrect expectations as to the extent of market movements or the time span within which the movements take place may result in a strategy being unsuccessful.

(2)        Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)       As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable.

(4)       Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

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The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for The point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

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When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.
Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

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To the extent that the Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are “in-the-money” at the time of purchase) will not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund’s assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

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Short Sales

The Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund’s short position.

Swap Agreements

The Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund's investment restriction concerning senior securities.

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Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where Rafferty or the subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government Securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

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U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae”).

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Other Investment Risks and Practices

Borrowing. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

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As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days’ notice or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and the Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio. The Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, the Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, the Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

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For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Concentrate its investments in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries.

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The Fund had adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Not withstanding any other limitation, the Fund may invest all of its investable assets in an open end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund’s subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund’s subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund’s subadviser may use research and services provided to it by brokers in servicing the Fund; however, not all such services may be used by Rafferty and/or the Fund’s subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund’s subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

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Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for overseeing the Fund’s business affairs and for exercising all of the Fund’s powers of the Fund except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee**	Other Trusteeships/ Directorships Held by Trustee

Lawrence C. Rafferty* Age: 61	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	14	None

Jay F. Higgins* Age: 58	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, 1998-present (NASD Broker-Dealer).	14	Dwango North America Corp. (radio, telephone communications)

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Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Daniel J. Byrne Age: 59	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	14	None

Kevin G. Boyle Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	14	None

Richard G. Jackson Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2003	Private Investor.	14	None

Gerald E. Shanley III Age: 60	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	14	None

Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Daniel D. O’Neill Age: 36	Chief Executive Officer; President	One Year; Since 2003 One Year; Since 1999	Managing Director of Rafferty, 1999-present; Portfolio Manager, Hermitage Capital Management, 1998-1999; Associate, Akin, Gump, Strauss, Hauer & Feld, LLP, 1995-1998 (law firm).	N/A	None

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Timothy P. Hagan 100 S. Royal Street Alexandria, VA 22314 Age: 60	Vice President; Chief Financial Officer	One Year; Since 2001 One Year; From 1997-2001	Vice President of Rafferty, 1997-present.	N/A	None

Philip A. Harding Age: 59	Senior Vice President	One Year; Since 1997	Vice President of Rafferty, 1997-present.	N/A	None

Mark D. Edwards 100 S. Royal Street Alexandria, VA 22314 Age: 45	Vice President; Chief Financial Officer Vice President	One Year; Since 2002 One Year; 2001-2002; One Year; 1997-2001	Vice President of Rafferty, 1997 to present.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 31	Secretary	Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None

*     Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.
**   The Potomac Funds currently offer for sale to the public 14 portfolios of the 27 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 22 separate portfolios, two of which are offered for sale to the public.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Fund’s most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

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The following table shows the amount of equity securities in the Fund owned by the Trustees as of the calendar year ended December 31, 2003:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Richard Jackson**	Gerald E. Shanley III

The Fund*	$ 0	$ 0	$0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex	Over $100,000	$ 0	$0	$50,000 - $100,000	$ 0	$ 0
*   As of the date of this prospectus, the Fund had not commenced operations.
** Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s prior fiscal year ended August 31, 2003.

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Name of Person, Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Trust Paid to the Trustees

Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$0	$0	$0	$0
Disinterested Trustees

Kevin G. Boyle	$7,500	$0	$0	$7,500
Daniel J. Byrne	$9,500	$0	$0	$9,500
Richard G. Jackson*	$0	$0	$0	$0
Gerald E. Shanley III	$9,500	$0	$0	$9,500

* Mr. Jackson was newly elected to the Board on Trustees as of November 11, 2003.

As the Fund was not operational prior to the date of this SAI, no officers own share of the Fund. In addition, the Fund has no control persons or principal holders as of the date of this SAI.

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of the Fund, and Rafferty (“Advisory Agreement”), Rafferty provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.45% of average daily net assets for the period ending August 31, 2005. If overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days’ written notice either by the Trust or Rafferty.

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Under a Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Lafayette, LA 70503, HCM, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. HCM is co-owned by Dexter P. Lyons, President, and Mark A. Thomas, Secretary.

Specifically, Rafferty and HCM jointly will manage the Fund’s assets. Rafferty and HCM jointly will manage and be responsible for the Fund’s assets. Under the subadviser arrangement, an investment team from HCM is responsible for the day-to-day decision making on behalf of the Fund and will direct, through Rafferty, the allocation of Fund assets among various baskets of securities, created by HCM. Then, Rafferty will implement HCM’s investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities. For the investment subadvisory services provided to the Fund, out of its advisory fee, Rafferty will pay HCM 0.60% of the Fund’s average daily net assets computed and paid monthly.

The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, HCM or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days’ written notice by Rafferty or the Trust, or 90 days’ written notice by HCM. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of HCM upon termination of the Subadvisory Agreement.

The Advisory and Subadvisory Agreements were approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. In approving the Agreements, the Trustees considered, among other matters: (1) the high quality of services that would be provided by Rafferty and HCM; (2) with respect to Rafferty, the performance of the existing Potomac Funds; (3)the representations made by management regarding HCM’s proposed services; (4) the primary role of HCM to create an investment program for the Fund and make asset allocations, as well as Rafferty's role to effect the Fund's trades and oversee the management and operations of the Fund; (5) the extensive investment experience and qualifications of the Fund’s proposed portfolio manager; (6) the resources to be dedicated to the Fund by Rafferty and HCM; (7) the experience of HCM personnel in complying with rules and regulations of the 1940 Act and in Rafferty’s oversight responsibilities to ensure that the Fund is in compliance with such regulations and their investment policies; (8) the proposed fee arrangements with Rafferty and HCM and the Fund's overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty; and (9) the fact that Rafferty does not utilize soft dollar commissions.

Neither Rafferty nor HCM shall be liable to the Trust or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon them by their agreements with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, HCM and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

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Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Fund. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Fund, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution. Rafferty will seek to obtain a written consent from the Board to vote a proxy in a manner contrary to the Fund's stated voting policies.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Fund. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Fund, which include holding and administering the assets in the Fund’s portfolio.

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Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Fund’s shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2003, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust with respect to other series of the Trust. Mr. Rafferty is an affiliated person of the distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Advisor Class Shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of the Advisor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets.

The Plan was approved by the Trustees, including the Independent Trustees of the Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the distributor, as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

Independent Auditors

Ernst & Young, LLP (“E&Y), 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust.

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DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined in good faith by the Board. U.S. Government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

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PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Fund. The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. Individuals whose earnings (combined with their spouse’s earnings) do not exceed a certain level may establish an “education IRA” and/or a “Roth IRA”; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

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Receiving Payment

Payment of redemption proceeds will be made within seven days following the Fund’s receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.
A redemption request will be considered to be received in “good order” if:
  the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
  any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
  any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
  the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as Transfer Agent, under its current signature guarantee program.
The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

Anti-Money Laundering

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund's Customer Identification Program, the Fund's Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

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SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of the Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or the Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under “Distributions and Taxes.” All distributions from the Fund normally are automatically reinvested without charge in additional shares of the Fund.

Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund’s net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Taxes

Regulated Investment Company Status. The Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If the Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

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Although the Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that the Fund will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

If the Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by the Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of the Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

Distributions to Foreign Shareholders. Dividends the Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (“foreign shareholder”) generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is “effectively connected with the conduct of a U.S. trade or business,” in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

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Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures the Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Certain options (including listed options on “broad-based” stock indices) and futures in which the Fund may invest may be “section 1256 contracts.” Section 1256 contracts that the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

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The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund. No attempt is made to present a complete explanation of the Federal tax treatment of the Fund’s and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions there from.

FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Fund had not commenced operations.

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THE POTOMAC FUNDS
PART C
OTHER INFORMATION

Item 23. Exhibits.

(a)	Declaration of Trust(1)

(b)	Bylaws(1)

(c)	Voting Trust Agreement - None

(d)(i)(A)	Form of Investment Advisory Agreement(2)

(i)(B)	Amendment to Schedule A to Investment Advisory Agreement – to be filed

(ii)(A)	Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC(7)

(ii)(B)	Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC – to be filed

(ii)(C)	Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC(8)

(ii)(D)	Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC(9)

(ii)(E)	Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC – to be filed

(ii)(F)	Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC(10)

(ii)(G)	Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC – to be filed

(iii)(A)	Form of Fund Administration Servicing Agreement(2)

(iii)(B)	Addendum to Fund Administration Servicing Agreement(7)

(e)(i)	Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.(3)

(ii)	Form of Dealer Agreement(5)

(f)	Bonus, profit sharing contracts – None

(g)(i)	Form of Custodian Agreement(2)

(ii)	Addendum to Custodian Agreement(7)

(h)(i)(A)	Form of Transfer Agent Servicing Agreement(2)

(i)(B)	Addendum to Transfer Agent Agreement(7)

(ii)(A)	Form of Fund Accounting Servicing Agreement(2)

(ii)(B)	Addendum to Fund Accounting Servicing Agreement(7)

(iii)	Form of Fulfillment Servicing Agreement(2)

(i)	Opinion and Consent of Counsel — to be filed

(j)(i)	Consent of Independent Auditors — to be filed

(k)	Financial statements omitted from prospectus— None

(l)	Letter of investment intent(2)

(m)(i)	Investor Class Plan pursuant to Rule 12b-1 — (5)

(ii)	Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1(12)

(iii)	Advisor Class Plan pursuant to Rule 12b-1(5)

(iv)	Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1 – to be filed

(v)	Broker Class Plan pursuant to Rule 12b-1(5)

(vi)	Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1(7)

(n)	Plan pursuant to Rule 18f-3 — (8)

(o)	Reserved.

(p)(i)	Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC(6)

(ii)	Code of Ethics of Gustafson Baxter Financial Services, Inc.(7)

(iii)	Code of Ethics of Portfolio Strategies, Inc. – to be filed

(iv)	Code of Ethics of Horizon Investments LLC(8)

(v)	Code of Ethics of Flexible Plan Investments, Ltd(9)

(vi)	Code of Ethics of Hundredfold Advisors – to be filed

(vii)	Code of Ethics of Transamerica Investment Management, LLC – to be filed

(viii)	Code of Ethics of Horizon Capital Management, Inc. – to be filed

(ix)	Code of Ethics for Rafferty Capital Markets, LLC(11)
_______
(1)   Incorporated herein by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(2)   Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(3)   Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(4)                 Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

(5)                 Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(6)                 Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

(7)                 Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

(8)                 Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

(9)          Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(10)         Incorporated herein by reference from the Post-effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2004 via EDGAR, Accession No. 0000898432-04-000320.

(11)         Incorporated herein by reference from the Post-effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

(12)         Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

       (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

       (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        (b) No indemnification shall be provided hereunder to a Covered Person:

       (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

       (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

        (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking,

          (ii) the Trust is insured against losses arising out of any such advance payments, or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

    According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of the Investment Adviser.

Rafferty Asset Management, LLC (the “Adviser”), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Gustafson Baxter Financial Services, Inc. (“GBFS”), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

Portfolio Strategies, Inc. (“PSI”), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Horizon Investments, LLC (“Horizon”), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission.

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, LaFayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Item 27. Principal Underwriter

    (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

     (b) The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant

Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague	Chief Financial Officer	Treasurer, Controller, & Assistant Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.  Management Services

Not applicable.

Item 30. Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 10, 2004.

                   POTOMAC FUNDS

                   By: /s/ Daniel D. O’Neill
                    Daniel D. O’Neill
                    President and Chief Executive Officer

Attest:

/s/ Jesse J. Noel
Jesse J. Noel
Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty*	Chairman of the Board	June 10, 2004

Lawrence C. Rafferty

Jay F. Higgins*	Trustee	June 10, 2004

Jay F. Higgins

Daniel J. Byrne*	Trustee	June 10, 2004

Daniel J. Byrne

Kevin G. Boyle*	Trustee	June 10, 2004

Kevin G. Boyle

Richard G. Jackson*	Trustee	June 10, 2004

Richard G. Jackson

Gerald E. Shanley III*	Trustee	June 10, 2004

Gerald E. Shanley III

/s/ Jesse J. Noel	Chief Financial Officer	June 10, 2004

Jesse J. Noel

*By: /s/ Daniel D. O’Neill

Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact